INCOME TAX (CREDIT)/EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Creditexpense Schedule Of Statutory Tax Rate
Schedule of Charge for Tax
The charge for tax based on the profit comprises:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(258)	(51)	(240)
Foreign taxes (a)	195	358	222
Adjustment in respect of prior years	(56)	150	(271)

Total current tax (credit)/expense	(119)	457	(289)

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(2,031)	(5,969)	(2,872)
Origination and reversal of net operating losses (see Note 14)	1,625	4,298	(396)

Total deferred tax credit	(406)	(1,671)	(3,268)

Total income tax credit on continuing operations in statement of operations	(525)	(1,214)	(3,557)

Tax (credit)/charge on discontinued operations (see Note 10)	(590)	323	(4,887)

Total tax credit	(1,115)	(891)	(8,444)

(a)	In 2018, the foreign taxes relate primarily to Canada.
(b)
In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Loss before taxation	(23,183)	(39,875)	(42,140)
As a percentage of loss before tax:
Current tax	(0.51)%	1.14%	(0.69)%
Total (current and deferred)	(2.26)%	(3.05)%	(8.44)%

Schedule of Overseas Tax Jurisdictions
Effective tax rate	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Loss before taxation	(23,183)	(39,875)	(42,140)
As a percentage of loss before tax:
Current tax	(0.51)%	1.14%	(0.69)%
Total (current and deferred)	(2.26)%	(3.05)%	(8.44)%

Schedule of Statutory Tax Rate
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2018	December 31, 2017	December 31, 2016
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	15.76)%	12.05%	6.22%
Effect of tax rates on overseas earnings	(6.10)%	(2.09)%	(1.39)%
Effect of Irish income taxable at higher tax rate	0.05%	-	0.05%
Adjustments in respect of prior years	0.94%	0.38%	(0.64)%
Effect of changes in US tax code (b)	-	(1.89)%	-
R&D tax credits	(1.70)%	(0.17)%	(0.65)%
Other items (c)	1.29%	1.17%	0.47%

Effective tax rate	(2.26)%	(3.05)%	(8.44)%

(a)
The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 14). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.

(b)
In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit in 2017 of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings. The other changes to the USA tax code did not have a material impact on the Group.

(c)
Other items comprise items not chargeable to tax/expenses not deductible for tax. In 2018, other items mainly comprise the movement in the exchangeable notes’ embedded derivatives value and the accretion of notional interest on the Loan Note’s host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.

Schedule of Unrecognised Deferred Tax Assets
Unrecognised deferred tax assets – continuing operations	Effect in 2018 US$’000	Percentage effect in 2018	Effect in 2017 US$’000	Percentage effect in 2017
Increase in net operating losses arising in US	2,174	9.38%	-	-
Temporary differences arising in US	19	0.08%	68	0.17%
Decrease in net operating losses arising in Brazil	(20)	(0.09)%	(714)	(1.79)%
Increase in net operating losses arising in Ireland	1,482	6.39%	5,452	13.67%

	3,655	15.76%	4,806	12.05%

Schedule of (Loss)/Profit Before Taxes
The distribution of loss before taxes by geographical area was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	(9,590)	(35,821)	(23,787)
Rest of World – Other	4,809	4,809	5,241
Americas	(18,402)	(8,863)	(23,594)

	(23,183)	(39,875)	(42,140)

Schedule of Unutilised Net Operating Losses
At December 31, 2018, the Group had unutilised net operating losses as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
USA	2,382	7,737	8,896
Ireland	60,629	57,206	40,652
Brazil	4,001	4,060	6,159

	67,012	69,003	55,707

Schedule of Unused Tax Losses and Unused Tax Credits
At December 31, 2018, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Ireland – unused tax losses	9,953	8,471	3,019
US – unused tax credits	2,538	345	277
Brazil – unused tax losses	1,360	1,380	2,094

Unrecognised deferred tax asset	13,851	10,196	5,390